Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended							12 Months Ended							12 Months Ended							12 Months Ended				12 Months Ended										12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Operating Segments [Member]	Sep. 30, 2012 Operating Segments [Member]	Sep. 30, 2011 Operating Segments [Member]	Sep. 30, 2010 Operating Segments [Member]	Sep. 30, 2013 Corrugated Packaging [Member]		Sep. 30, 2012 Corrugated Packaging [Member]		Sep. 30, 2011 Corrugated Packaging [Member]		Sep. 30, 2010 Corrugated Packaging [Member]	Sep. 30, 2013 Consumer Packaging [Member]		Sep. 30, 2012 Consumer Packaging [Member]		Sep. 30, 2011 Consumer Packaging [Member]		Sep. 30, 2010 Consumer Packaging [Member]	Sep. 30, 2013 Merchandising Displays [Member]	Sep. 30, 2012 Merchandising Displays [Member]	Sep. 30, 2011 Merchandising Displays [Member]	Sep. 30, 2010 Merchandising Displays [Member]	Sep. 30, 2013 Recycling [Member]		Sep. 30, 2012 Recycling [Member]		Sep. 30, 2011 Recycling [Member]		Sep. 30, 2010 Recycling [Member]	Sep. 30, 2013 Assets Held-for-sale [Member]	Sep. 30, 2012 Assets Held-for-sale [Member]	Sep. 30, 2011 Assets Held-for-sale [Member]	Sep. 30, 2013 Corporate Segment [Member]	Sep. 30, 2012 Corporate Segment [Member]	Sep. 30, 2011 Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net sales (aggregate)												$ 9,729.1	$ 9,395.2	$ 5,527.9		$ 6,661.7		$ 6,169.4		$ 2,766.3			$ 1,898.7		$ 1,919.3		$ 1,910.3			$ 674.6	$ 656.0	$ 468.0		$ 494.1		$ 650.5		$ 383.3
Less net sales (intersegment)												183.7	187.6	128.3		115.6		122.3		81.7			25.1		25.9		28.4			17.1	14.6	11.2		25.9		24.8		7.0
Net sales	2,485.1	2,448.3	2,324.9	2,287.1	2,353.8	2,303.2	2,282.9	2,267.7	9,545.4	9,207.6	5,399.6	9,545.4	9,207.6	5,399.6		6,546.1		6,047.1		2,684.6			1,873.6		1,893.4		1,881.9			657.5	641.4	456.8		468.2		625.7		376.3
Segment Reporting Information, Segment Income									988.9	718.3	531.7					678.8		363.7		241.1			231.3		277.2		222.6			64.4	70.3	53.2		14.4		7.1		14.8
Restructuring and other costs, net	(26.0)	(23.5)	(12.4)	(16.1)	(23.1)	(13.7)	(28.1)	(10.3)	(78.0)	(75.2)	(93.3)					(43.5)	[1]	(40.9)	[1]	(27.5)	[1]		(3.5)	[2]	2.4	[2]	(5.1)	[2]						(10.3)	[3]	(2.3)	[3]	(0.1)	[3]
Non-allocated expenses									(92.1)	(109.7)	(79.5)
Interest expense									(106.9)	(119.7)	(88.9)
Loss on extinguishment of debt	0	0	(0.1)	(0.2)	(6.3)	(0.1)	(19.5)	0	(0.3)	(25.9)	(39.5)
Interest income and other (expense) income, net									(0.9)	1.3	(15.0)
Income before income taxes									710.7	389.1	215.5
Identifiable assets	10,733.4				10,687.1				10,733.4	10,687.1	10,566.0					8,233.8		8,297.1		8,155.5			1,464.4		1,454.1		1,452.1			349.9	304.6	283.3		231.7		248.9		308.3			14.3	9.6	31.9	439.3	372.8	334.9
Goodwill	1,862.1				1,865.3				1,862.1	1,865.3		1,862.1	1,865.3	1,839.4	748.8	1,447.0		1,448.2		1,427.4		392.1	327.6		329.6		326.8		327.7	34.6	34.6	33.9	28.8	52.9		52.9		51.3		0.2
Goodwill, Gross												1,904.9	1,908.1	1,882.2	791.6	1,447.0		1,448.2		1,427.4		392.1	370.3		372.3		369.5		370.4	34.7	34.7	34.0	28.9	52.9		52.9		51.3		0.2
Depreciation, depletion and amortization									552.2	534.3	278.3					426.7		410.5		163.6			88.8		86.2		85.4			10.8	10.7	6.9		12.7		13.4		5.0						13.2	13.5	17.4
Capital expenditures									$ 440.4	$ 452.4	$ 199.4					$ 306.1		$ 327.7		$ 74.3			$ 83.5		$ 75.8		$ 100.9			$ 17.1	$ 8.0	$ 5.4		$ 11.3		$ 10.3		$ 14.0						$ 22.4	$ 30.6	$ 4.8

[1]	The Corrugated Packaging segment current year charges are primarily associated with the closure of seven corrugated container plants acquired in the Smurfit-Stone Acquisition, on-going closure costs at previously closed facilities including the Matane, Quebec containerboard mill also acquired in the Smurfit-Stone Acquisition which were partially offset by gains on sale of previously closed facilities. The Corrugated Packaging segment charges in fiscal 2012 primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition and charges associated primarily with on-going closure costs at previously closed corrugated container plants acquired in the Smurfit-Stone Acquisition and our legacy Hauppauge, NY sheet plant, net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The Corrugated Packaging Segment charges in fiscal 2011 primarily reflect the closure of six corrugated container plants also acquired in the Smurfit-Stone Acquisition. The fiscal 2012 expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges primarily reflect charges associated with the closure of twenty corrugated container plants acquired in the Smurfit-Stone Acquisition, the closure of the Matane, Quebec containerboard mill, charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition, and gains and losses associated with the sale of closed facilities. We have transferred a substantial portion of each closed facility's production to our other facilities.
[2]	The Consumer Packaging segment current year charges are primarily associated with the closure of a converting facility and on-going closure costs for previously closed facilities. The Consumer Packaging segment charges in fiscal 2012 primarily reflect the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility and on-going closure costs associated with previously closed facilities. The Consumer Packaging segment charges in fiscal 2011 primarily reflect the closure of two facilities and on-going closure costs for previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of five interior packaging plants. We have transferred a substantial portion of each closed facility's production to our other facilities.
[3]	The Recycling segment current year charges are primarily associated with the closure of nine collection facilities acquired in the Smurfit-Stone Acquisition partially offset by the gain on sale of our Dallas, TX collection facility. The Recycling segment charges in fiscal 2012 primarily reflect the closure of six collection facilities also acquired in the Smurfit-Stone Acquisition and the cumulative charges reflect the preceding actions as well as carrying costs for two collections facilities shutdown in a prior year.